Share Capital (Details 1) - INR (₨) ₨ / shares in Units, ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of classes of share capital [line items]
Dividend per share (in absolute Rs.)	₨ 25	₨ 25	₨ 20
Dividend distribution tax on the dividend paid	₨ 0	₨ 0	₨ 602
Dividend paid during the year	4,146	4,147	3,916
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Dividend paid during the year	₨ 4,146	₨ 4,147	₨ 3,314